CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Allowance for trade receivable	$ 0.4	$ 0.3
Accumulated depreciation	$ 222.4	$ 202.2
Equity
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	146,461,249	146,085,696	146,000,000
Shares of common stock outstanding (in shares)	146,361,981	145,981,684	146,000,000
Treasury stock, at cost (in shares)	99,268	104,012